EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments	As at December 31, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2020	2019
TFG Marine Pte Ltd ("TFG Marine")	10.00%	—%
SwissMarine Pte. Ltd. ("SwissMarine")	17.50%	17.87%
United Freight Carriers LLC. ("UFC")	50.00%	50.00%
Seateam Management Pte. Ltd. ("Seateam")	—%	22.19%
Capesize Chartering Ltd. ("CCL")	25.00%	25.00%

Movements in equity method investments for the years ended December 31, 2020 and 2019 are summarized as follows:

(in thousands of $)	Swiss Marine	UFC	Seateam	TFG Marine	CCL	Total
At December 31, 2018	—	772	886	—	—	1,658
Purchase of additional stake	19,470	—	—	—	—	19,470
Distributions received from associated companies	—	(150)	—	—	—	(150)
Share of income / (loss)	87	405	13	—	—	505
At December 31, 2019	19,557	1,027	899	—	—	21,483
Distributions received from associated companies	—	(450)	—	—	—	(450)
Disposals of equity method investments	—	—	(999)	—	—	(999)
Loss on disposal of equity method investments	(32)	—	—	—	—	(32)
Equity contribution	—	—	—	75	—	75
Share of income / (loss)	(4,154)	(32)	100	408	—	(3,678)
At December 31, 2020	15,371	545	—	483	—	16,399

The following tables include summarized financial information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements shown below:

At December 31, 2020 (in thousands of $)	Swiss Marine	UFC	TFG Marine	CCL	Total
Current assets	605,705	1,112	225,922	—	832,739
Non-current assets	190	—	2,668	—	2,858
Total assets	605,895	1,112	228,590	—	835,597

Current liabilities	497,830	21	221,450	—	719,301
Long-term liabilities	20,000	—	2,312	—	22,312
Stockholders' equity	88,064	1,091	4,828	—	93,983

Percentage of ownership in equity investees	17.50%	50.00%	10.00%	25.00%
Equity investment of associated companies	15,411	545	483	—	16,439

Consolidation and reconciling adjustments:
Other	(40)	—	—	—	(40)
Investment in equity investees	15,371	545	483	—	16,399

At December 31, 2019 (in thousands of $)	Swiss Marine	UFC	Seateam	CCL	Total
Current assets	691,126	2,104	14,640	—	707,870
Non-current assets	4,069	—	4,407	—	8,476
Total assets	695,195	2,104	19,047	—	716,346

Current liabilities	545,545	49	11,974	—	557,568
Long-term liabilities	40,000	—	3,018	—	43,018
Stockholders' equity	109,650	2,055	4,055	—	115,760

Percentage of ownership in equity investees	17.87%	50.00%	22.19%	25.00%
Equity investment of associated companies	19,594	1,027	900	—	21,521

Consolidation and reconciling adjustments:
Other	(37)	—	(1)	—	(38)
Investment in equity investees	19,557	1,027	899	—	21,483

At December 31, 2020 (in thousands of $)	Swiss Marine	UFC	Seateam*	TFG Marine	CCL	Total
Total operating revenue	1,438,680	—	6,785	1,415,159	—	2,860,624
Gain sale of vessel	—	—	—	—	—	—
Total operating expense	(1,431,952)	(68)	(6,352)	(1,401,084)	—	(2,839,456)
Net operating (loss) income	6,728	(68)	433	14,075	—	21,168
Net (loss) income	(24,136)	(64)	451	4,078	—	(19,671)

Percentage of ownership in investees	17.50%	50.00%	22.19%	10.00%	25.00%
Equity in net income (loss) of associated companies	(4,224)	(32)	100	408	—	(3,748)

Consolidation and reconciling adjustments:

Other	38	—	—	—	—	38
Equity in net income (loss) of associated companies	(4,186)	(32)	100	408	—	(3,710)

*In October 2020 our ownership of 22.19% was divested.

At December 31, 2019 (in thousands of $)	Swiss Marine	UFC	Seateam	CCL	Total
Total operating revenue	564,609	8,080	9,565	—	582,254
Gain sale of vessel	—	—	—	—	—
Total operating expense	(561,746)	(7,257)	(9,450)	—	(578,453)
Net operating (loss) income	2,863	823	115	—	3,801
Net (loss) income	371	811	66	—	1,248

Percentage of ownership in investees	17.87%	50.00%	22.19%	25.00%
Equity in net income (loss) of associated companies	66	405	15	—	486

Consolidation and reconciling adjustments:

Other	21	—	(2)	—	19
Equity in net income (loss) of associated companies	87	405	13	—	505

At December 31, 2018 (in thousands of $)	UFC	Seateam	CCL	Total
Total operating revenue	10,956	9,536	—	20,492
Gain sale of vessel	—	—	—	—
Total operating expense	(10,589)	(7,886)	—	(18,475)
Net operating (loss) income	367	1,650	—	2,017
Net (loss) income	297	1,626	—	1,923

Percentage of ownership in investees	50.00%	22.19%	25.00%
Equity in net income (loss) of associated companies	149	363	—	512

Consolidation and reconciling adjustments:

Other	—	—	—	—
Equity in net income (loss) of associated companies	149	363	—	512